Accounts Receivable from Subscribers, Distributors, Recoverable Taxes Contractual Assets and Other, Net - Summary of Analysis of Contract Assets and Liabilities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Contract Assets:
Beginning balance	$ 28,573,717	$ 30,901,277
Additions	24,666,211	28,262,872
Business Combination	0	404,489
Disposals	(4,672,331)	(5,238,752)
Amortization	(19,998,178)	(22,926,487)
Translation effect	(3,507,200)	(2,829,682)
Ending balance	25,062,219	28,573,717
Non-current contract assets	1,149,202	880,860
Current portion contracts assets	$ 23,913,017	$ 27,692,857